UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7044

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/05

FORM N-Q
Item 1. Schedule of Investments.
The Dreyfus Socially Responsible Growth Fund, Inc.
Statement of Investments
September 30, 2005 (Unaudited)

Common Stock--98.8%	Shares		Value ($)

Capital Goods--7.0%
Danaher	231,500	[a]	12,461,645
Emerson Electric	121,100		8,694,980
Rockwell Automation	53,100		2,808,990
Tyco International	230,800		6,427,780
			30,393,395

Construction/Housing--1.0%
3M	57,700		4,232,872

Consumer Non-Durables--9.2%
Chico's FAS	249,800	[b]	9,192,640
PepsiCo	245,100		13,899,621
Procter & Gamble	290,200		17,255,292
			40,347,553

Consumer Services--11.4%
Advance Auto Parts	220,200	[b]	8,517,336
CVS	363,700		10,550,937
Home Depot	232,500		8,867,550
News, Cl. B	390,000	[a]	6,435,000
Target	162,300		8,428,239
Walt Disney	297,100		7,169,023
			49,968,085

Electronic Components--4.7%
Altera	275,600	[b]	5,266,716
Cognos	112,800	[b]	4,391,304
EMC	839,000	[b]	10,856,660
			20,514,680

Energy--4.2%
Anadarko Petroleum	113,900		10,905,925
Weatherford International	107,400	[a,b]	7,374,084
			18,280,009

Financial Services--9.0%
American Express	134,800		7,742,912
Capital One Financial	85,000		6,759,200
Goldman Sachs Group	77,300		9,398,134
JPMorgan Chase & Co.	170,100		5,771,493
Radian Group	180,000		9,558,000
			39,229,739

Health Care--20.6%
Alcon	91,300		11,675,444
Amgen	63,700	[a,b]	5,074,979
Fisher Scientific International	187,500	[a,b]	11,634,375
Genentech	67,000	[b]	5,642,070
Genzyme	188,800	[b]	13,525,632
Johnson & Johnson	360,000		22,780,800
Novartis, ADR	154,600		7,884,600
WellPoint	154,600	[b]	11,721,772
			89,939,672

Hotels, Resorts & Cruise Lines--2.3%
Marriott International, Cl. A	161,500		10,174,500

Information Technology--3.6%
Microsoft	610,700		15,713,311

Materials--1.9%
Air Products & Chemicals	149,400	[a]	8,237,916

Merchandising--3.2%
Coach	283,900	[b]	8,903,104
Estee Lauder Cos., Cl. A	151,200		5,266,296
			14,169,400

Technology--18.5%
Cisco Systems	505,700	[b]	9,067,201
Cognizant Technology Solutions, Cl. A	96,400	[b]	4,491,276
Dell	391,600	[b]	13,392,720
International Business Machines	93,000		7,460,460
Microchip Technology	100,500		3,027,060
Motorola	491,700		10,861,653
National Semiconductor	224,000		5,891,200
QUALCOMM	115,900		5,186,525
Texas Instruments	295,500	[a]	10,017,450
VeriSign	157,000	[b]	3,355,090
Yahoo!	234,500	[b]	7,935,480
			80,686,115

Transportation--2.2%
Burlington Northern Santa Fe	161,800		9,675,640

Total Common Stocks
(cost $379,342,362)			431,562,887

	Principal
Short-Term Investments--1.1%	Amount ($)		Value ($)

Certificates of Deposit--.0%
Self Help Credit Union,
3.81%, 12/13/2005	100,000		100,000

U.S. Treasury Bills--1.1%
3.20%, 10/6/2005	2,736,000		2,735,371
3.25%, 11/17/2005	1,847,000		1,839,501
			4,574,872
Total Short-Term Investments
(cost $4,673,943)			4,674,872

Investment Of Cash Collateral
for Securities Loaned--2.1%	Shares		Value ($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Plus Fund
(cost $9,201,362)	9,201,362	[c]	9,201,362

Total Investments (cost $393,217,667)	102.0%		445,439,121

Liabilities, Less Cash and Receivables	(2.0%)		(8,564,426)

Net Assets	100.0%		436,874,695

ADR- American Depository Receipts.
[a] A portion of these securities are on loan. At September 30, 2005, the total market value of the fund's securities on loan is $8,985,421 and the total market value of the collateral held by the fund is $9,201,362.
[b] Non-income producing.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)